Concentration and Risks - Summary of Concentration and Risks (Detail) - Learning services [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Instructor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	11.00%	16.00%
Instructor B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%